Annual Total Returns [BarChart] - SA Templeton Foreign Value Portfolio - Class 2	Jan. 25, 2021
Bar Chart Table:
Annual Return 2010	3.06%
Annual Return 2011	(11.81%)
Annual Return 2012	19.45%
Annual Return 2013	23.18%
Annual Return 2014	(6.83%)
Annual Return 2015	(4.79%)
Annual Return 2016	1.25%
Annual Return 2017	21.54%
Annual Return 2018	(16.29%)
Annual Return 2019	12.04%
Annual Return 2020	(3.30%)